Fair Value Measurement (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares	Feb. 21, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Apr. 30, 2024 shares	Apr. 01, 2024	Oct. 30, 2023 shares
Fair Value Measurement [Line Items]
Common stock, shares authorized (in Shares) | shares						70,000,000	10,000,000	985,000,000
Contingent consideration, liability fair value						$ 127,076		$ 127,076
Prepaid Warrants [Member]
Fair Value Measurement [Line Items]
Prepaid warrants (in Shares) | shares							25,369
Whiskey Special Ops 2023 Notes | Prepaid Warrants [Member]
Fair Value Measurement [Line Items]
Prepaid warrants (in Shares) | shares						27,346
$IP Tokens [Member]
Fair Value Measurement [Line Items]
Crypto token, fair value (in Dollars per share) | $ / shares								$ 8.54
2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Decrease in fair value					$ (17,801,538)	$ (21,005,722)	$ 22,665,765
Whiskey Special Ops 2023 Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Decrease in fair value					$ 9,477,340	6,977,656	99,089
Thinking Tree Spirits, Inc
Fair Value Measurement [Line Items]
Initial public offering				$ 847,762		847,762
Common stock	$ 670,686	$ 670,686	$ 670,686	670,686		670,686
Post-closing accounting		$ 50,000		50,000
Contingent consideration, liability fair value				$ 127,076		50,000
Whiskey Special Ops Notes Warrant Liabilities
Fair Value Measurement [Line Items]
Outstanding aggregate value									$ 13,978,467
Whiskey Special Ops Notes Warrant Liabilities | Measurement Input, Share Price
Fair Value Measurement [Line Items]
Debt instrument, measurement input				263.2							80
2022 and 2023 Convertible Notes | Measurement Input, Share Price
Fair Value Measurement [Line Items]
Debt instrument, measurement input	80			150							13.16
Common Stock [Member]
Fair Value Measurement [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 80
Common stock, shares authorized (in Shares) | shares												9,500,000
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Fair Value Measurement [Line Items]
Common stock, shares authorized (in Shares) | shares										119,954
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Total liabilities at fair value						0	40,044,013	$ 0
Fair Value, Recurring | 2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Total liabilities at fair value						0	36,283,891
Fair Value, Recurring | Whiskey Special Ops 2023 Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Total liabilities at fair value						0	$ 1,452,562
Fair Value, Recurring | 2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Total liabilities at fair value						0
Fair Value, Recurring | 2022 Convertible Promissory Notes | Fair Value, Inputs, Level 3
Fair Value Measurement [Line Items]
Total liabilities at fair value						$ 0
IPO
Fair Value Measurement [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 80		$ 100		$ 100	$ 80